Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2012 Machinery equipment [Member]	Dec. 31, 2012 Transportation equipment [Member]	Dec. 31, 2012 Computer and office equipment and other equipment [Member]	Sep. 30, 2013 Customer Concentration Risk [Member] Sales Revenue [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales Revenue [Member]	Sep. 30, 2013 Supplier Concentration Risk [Member] Purchases [Member]	Dec. 31, 2012 Supplier Concentration Risk [Member] Purchases [Member]
Percentage of company's sales accounted by major customers							31.55%	8.07%	83.50%	59.51%
Estimated useful lives				Five years	Three and half years	Three years
Depreciation method used for calculating provision for depreciation	Straight-line method
Allowance for doubtful accounts of accounts receivable (in dollars)	$ 42,227	$ 68,411	$ 11,624
Allowance for obsolete inventory	$ 115,102		$ 39,005